Great Lakes Small Cap Opportunity Fund
Great Lakes Small Cap Opportunity Fund
Investment Objective
The Great Lakes Small Cap Opportunity Fund (the “Fund”) seeks to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Great Lakes Small Cap Opportunity Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great Lakes Small Cap Opportunity Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Other Expenses		0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.11%	0.86%
[1]	The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great Lakes Small Cap Opportunity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	113	353	612	1,352
Institutional Class Shares	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover of the Fund was 106% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization (“small cap”) companies, including common and preferred stocks and convertible securities.  It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies.  The Fund considers a company to be a small cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000® Index.  The market capitalizations within the index vary, but as of June 30, 2017, they ranged from approximately $90 million to $5.8 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000® Index, as a result of the investment process discussed below, the Adviser anticipates that generally the Fund’s weighted average market capitalization will be similar to that of the Russell 2000® Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies or with non-US headquartered companies that have American Depositary Receipts (“ADRs”) that trade on a United States exchange. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

Although the principles underlying the Adviser’s investment process were not selected solely because they are identified with either a “growth” or “value” style of investing, it is likely the case that the Fund’s investment style will often times exhibit characteristics more closely associated with “value” investing than “growth”.

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis.  The Adviser has designed its fundamental process to add value in the small cap universe which it believes lacks an efficient market.  Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company’s ability to generate attractive returns on capital.  Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks.  The Adviser considers measures such as price/book (“P/B”) ratio, price/sales (“P/S”) ratio, price/earnings (“P/E”) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s future cash flows.

In addition to investing in equity securities of small cap companies, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to small cap companies.

The Adviser determines the size of each position (i.e., stocks owned by the Fund) by analyzing the trade-offs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Holdings are generally sold as they reach the Adviser’s valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects.  For example, situations can change due to management missteps or changes in the macro-economic environment.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk.  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk.  The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  In addition, a passively managed ETF may not accurately track the performance of the reference index.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Small Cap Companies Risk.  The small cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies.  Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies.  Small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  Holders of unsponsored ADRs generally bear all the costs of such depositary receipts.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied for annual periods through December 31, 2016. Figures shown in the bar chart are for the Fund’s Institutional Class Shares.  Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average return over time compared with a broad-based securities market index.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.glafunds.com or by calling 855-278-2020.

Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q2 2009 28.42%	Q3 2011 (22.77)%

Year-to-Date as of June 30, 2017
1.27%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - Great Lakes Small Cap Opportunity Fund	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Return Before Taxes	25.98%	13.83%	17.02%	Dec. 05, 2008
Investor Class Shares	Investor Class Shares Return Before Taxes	25.54%	13.54%	16.71%	Dec. 05, 2008
After Taxes on Distributions | Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	25.81%	11.13%	13.87%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	14.85%	10.23%	12.84%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	15.93%	Dec. 05, 2008
[1]	The Great Lakes Small Cap Opportunity Fund, a series of Northern Lights Fund Trust, (the "Predecessor Fund") transferred into the Fund in a tax-free reorganization on December 14, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to December 14, 2012.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class shares as a result of the Investor Class shares’ higher expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).